RIGHTS AGREEMENTS (Details)	Dec. 31, 2021 USD ($)
RIGHTS AGREEMENTS (Details)
Sales Milestones Year 3 (Royalty)	$ 250,000
Sales Milestones Year 4 (Royalty)	375,000
Sales Milestones Year 5 (Royalty)	625,000
Sales Milestones Year 6 (Royalty)	875,000
All subsequent years (Royalty)	$ 1,000,000